UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Citrone
Title:     Managing Member
Phone:    (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone          South Norwalk, Connecticut       November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $411,183
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name

1.   028-12213               Discovery Global Opportunity Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008


                                TITLE                        VALUE      SHRS OR  SH/ PUT/  INVSTMNT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (x$1000)   PRN AMT  PRN CALL  DISCRTN   MGRS       SOLE   SHARED  NONE
--------------                  --------         -----       --------   -------  --- ----  --------  -----      ----   ------  ----

ALPHA NATURAL RESOURCES INC    COM               02076X102    4,428      86,100  SH          SOLE     NONE      86,100
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   48,483   1,045,800  SH          SOLE     NONE   1,045,800
BANCOLOMBIA S A                SPON ADR PREF     05968L102   22,387     786,900  SH          SOLE     NONE     786,900
CHESAPEAKE ENERGY CORP         COM               165167107    3,407      95,000  SH          SOLE     NONE      95,000
CREDICORP LTD                  COM               G2519Y108   67,261   1,080,500  SH          SOLE     NONE   1,080,500
EMPRESA DIST Y COMERCIAL NOR   SPON ADR          29244A102    1,469     226,069  SH          SOLE     NONE     226,069
GOLDMAN SACHS GROUP INC        COM               38141G104    9,818      76,700  SH          SOLE     NONE      76,700
INTERGROUP CORP                COM               458685104   37,817   2,257,707  SH          SOLE     NONE   2,257,707
ISHARES TR                     MSCI EMERG MKT    464287234   21,698     635,000  SH          SOLE     NONE     635,000
ISHARES TR                     RUSSELL 2000      464287655   35,952     528,700  SH          SOLE     NONE     528,700
JPMORGAN & CHASE & CO          COM               46625H100   28,020     600,000  SH          SOLE     NONE     600,000
METHANEX CORP                  COM               59151K108   52,821   2,655,639  SH          SOLE     NONE   2,655,639
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101   31,258     835,500  SH          SOLE     NONE     835,500
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104    1,416      36,400  SH          SOLE     NONE      36,400
ROSTELECOM OPEN JT STK LNG D   SPONSORED ADR     778529107      919   1,225,000  SH          SOLE     NONE   1,225,000
SELECT SECTOR SPDR TR          SBI INT-FINL      81369Y605   37,970   1,909,000  SH          SOLE     NONE   1,909,000
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT    90458E107    6,059      60,000  SH          SOLE     NONE      60,000





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